Fair Value Quantitative and Qualitative Disclosures - Summary of Comparison Between the Fair Value and the Carrying Amount of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS
Cash and deposits in banks	$ 129,967,486	$ 137,066,430	$ 156,581,272
Repo transactions	39,421,705	1,481,096
Other financial assets	18,280,848	7,889,031
Loans and other financing	257,421,195	300,731,589
Other debt securities	31,113,789	24,004,210
Financial assets delivered as guarantee	13,596,610	14,530,739
Financial assets	489,801,633	485,703,095
Financial liabilities
Deposits	488,741,363	357,866,442
Repo transactions	618,572	1,364,825
Other financial liabilities	49,215,887	30,181,836
Financing received from the BCRA and other financial entities	919,103	3,057,451
Issued corporate bonds	4,926,901	7,521,820
Subordinated corporate bonds	34,300,292	33,098,040
Financial liabilities	578,722,118	433,090,414
Level 1 [member]
FINANCIAL ASSETS
Cash and deposits in banks	129,967,486	137,066,430
Repo transactions	39,421,705	1,481,096
Other financial assets	18,280,848	7,889,031
Loans and other financing		424,388
Other debt securities	10,559,766	2,127,361
Financial assets delivered as guarantee	13,596,610	13,064,394
Financial assets	211,826,415	162,052,700
Financial liabilities
Deposits	243,062,751	200,293,229
Repo transactions	618,572	1,364,825
Other financial liabilities	47,879,138	28,680,171
Financing received from the BCRA and other financial entities	323,872	2,501,414
Financial liabilities	291,884,333	232,839,639
Level 2 [member]
FINANCIAL ASSETS
Other debt securities	22,210,308	22,652,005
Financial assets	22,210,308	22,652,005
Financial liabilities
Other financial liabilities	1,331,299	1,489,374
Financing received from the BCRA and other financial entities	585,643	481,284
Issued corporate bonds	4,120,798	1,878,785
Subordinated corporate bonds	29,103,736	24,967,325
Financial liabilities	35,141,476	28,816,768
Level 3 [member]
FINANCIAL ASSETS
Loans and other financing	239,959,333	264,176,063
Other debt securities	148,327	1,660,974
Financial assets	240,107,660	265,837,037
Financial liabilities
Deposits	245,400,493	157,881,650
Issued corporate bonds		3,619,745
Financial liabilities	245,400,493	161,501,395
At fair value [member]
FINANCIAL ASSETS
Cash and deposits in banks	129,967,486	137,066,430
Repo transactions	39,421,705	1,481,096
Other financial assets	18,280,848	7,889,031
Loans and other financing	239,959,333	264,600,451
Other debt securities	32,918,401	26,440,340
Financial assets delivered as guarantee	13,596,610	13,064,394
Financial assets	474,144,383	450,541,742
Financial liabilities
Deposits	488,463,244	358,174,879
Repo transactions	618,572	1,364,825
Other financial liabilities	49,210,437	30,169,545
Financing received from the BCRA and other financial entities	909,515	2,982,698
Issued corporate bonds	4,120,798	5,498,530
Subordinated corporate bonds	29,103,736	24,967,325
Financial liabilities	$ 572,426,302	$ 423,157,802